Inventories (Details) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Merchandise			₩ 256,286
Allowance for inventory valuation	[1]		(256,286)
Total

[1]	For the year ended December 31, 2021, the Company recognized a 100% valuation allowance against custom-made inventory intended for the Russian market due to delivery restrictions arising from the Russia-Ukraine conflict. As of December 31, 2025, this inventory, with a net carrying amount of nil, has been written off.